Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 815	€ 916	€ 1,027
Business related variations	(36)	(109)	(105)
Translation adjustment	(1)	7	(6)
Reclassifications and other items	6	1
Reclassification to assets held for sale	0	0	0
Customer contract net assets at end of period	€ 784	€ 815	€ 916